Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Result / (loss) before tax		€ 2,400	€ (364)	€ 1,453
Results from financial transactions		(25,716)	(22,092)	(35,933)
Amortization and depreciation		1,167	722	1,184
Impairment losses		5	382	160
Income from joint ventures		(265)	(184)	(214)
Income from associates		(112)	(111)	(12)
Release of cash flow hedging reserve		(106)	(109)	(97)
Other		248	9	26
Adjustments of non-cash items		(24,778)	(21,383)	(34,886)
Insurance and investment liabilities		(1,885)	6,975	3,755
Insurance and investment liabilities for account of policyholders		13,605	11,005	26,512
Accrued expenses and other liabilities		(1,008)	655	352
Accrued income and prepayments		(543)	(1,315)	(1,057)
Changes in accruals		10,169	17,319	29,562
Purchase of investments (other than money market investments)		(35,520)	(44,637)	(40,014)
Purchase of derivatives		(1,611)	924	(214)
Disposal of investments (other than money market investments)		38,040	31,875	40,187
Disposal of derivatives		310	1,771	2,880
Net purchase of investments for account of policyholders		12,063	8,865	7,605
Net change in cash collateral		(2,805)	2,425	(332)
Net purchase of money market investments		(85)	363	1,089
Cash flow movements on operating items not reflected in income		10,391	1,585	11,200
Tax (paid)/ received		21	(7)	(18)
Other		0	(5)	(9)
Net cash flows from operating activities		(1,796)	(2,854)	7,302
Purchase of individual intangible assets (other than VOBA and future servicing rights)		(36)	(40)	(46)
Purchase of equipment and real estate for own use		(76)	(80)	(102)
Acquisition of subsidiaries, net of cash		0	(15)	(1)
Acquisition/capital contributions joint ventures and associates		(97)	(305)	(269)
Disposal of intangible asset		0	3	1
Disposal of equipment		2	7	63
Disposal of subsidiaries and businesses, net of cash		59		137
Disposal joint ventures and associates		0	154	1
Dividend received from joint ventures and associates		95	138	130
Net cash flows from investing activities		(54)	(139)	(86)
Issuance of treasury shares		0		1
Issuance of perpetuals		0		496
Purchase of treasury shares		(231)	(59)	(318)
Proceeds from TRUPS, Subordinated borrowings and borrowings	[1]	3,914	3,444	4,923
Repayment of TRUPS, Subordinated borrowings and borrowings	[1]	(3,000)	(3,985)	(7,014)
Repayment of perpetuals		(212)		(1,343)
Dividends paid		(121)	(63)	(309)
Coupons on perpetual securities		(52)	(55)	(112)
Payment of Right-of-use Assets		(59)	(60)	(54)
Change in ownership non-controlling interests		61
Net cash flows from financing activities		300	(778)	(3,730)
Net increase / (decrease) in cash and cash equivalents	[2]	(1,550)	(3,770)	3,486
Net cash and cash equivalents at the beginning of the year		8,372	12,263	8,744
Effects of changes in exchange rate		67	(121)	33
Net cash and cash equivalents at the end of the year		€ 6,889	€ 8,372	€ 12,263

[1]	Trust pass-through securities.
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,271 million (2020: EUR 5,114 million and 2019: EUR 5,999 million) dividends received EUR 1,624 million (2020: EUR 1,751 million and 2019: EUR 1,702 million) and interest paid EUR 296 million (2020: EUR 491 million and 2019: EUR 407 million). All included in operating activities except for dividend received from joint ventures and associates EUR 95 million (2020: EUR 138 million and 2019: EUR 130 million).